Prepaid land lease payments (Tables) (Land use right)	12 Months Ended
Dec. 31, 2013
Land use right
Prepaid land lease payments
Schedule of prepaid land lease payments
	December 31,	December 31,
	2012	2013

Prepaid land lease payments	$11,891	$12,238
Less: accumulated amortization	979	1,290
Net carrying value	$10,912	$10,948